Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Held-to-maturity, fair value		$ 74,088	$ 77,874
Available-for-sale securities	[1]	69,706	72,910
Loans held-for-sale, mortgage loans carried at fair value		2,011	1,849
Time deposits		$ 2,818	$ 0
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, authorized (in shares)		4,000,000,000	4,000,000,000
Common stock, issued (in shares)		2,125,725,742	2,125,725,742
Common stock in treasury (in shares)		567,732,687	594,747,484
Asset Pledged as Collateral with Right
Available-for-sale securities		$ 338	$ 858
Other assets, trading securities pledged as collateral		$ 3,548	$ 702

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.